Inventories, Net	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
INVENTORIES, NET

5.      INVENTORIES, NET

Inventories are comprised of the following items as of the periods presented:

	December 31, 2022	December 31, 2021
Raw materials	$1,204	$1,477
Work in progress – cultivated cannabis	—	1,241
Work in progress – harvested cannabis and extracts	21	1,070
Finished goods – cannabis extracts	6,703	11,432
Finished goods – other	471	188
Total	$8,399	$15,408

During the years ended December 31, 2022 and 2021, the Company recorded inventory provision for approximately $4,736 and $2,980, respectively, to cost of sales for obsolete inventories.

As disclosed in Note 21, the Company executed a restructuring plan to shut-down Portugal operations in December 2022 and recorded inventory provision of $6,726 as part of restructuring. For more information refer to Note 22.